SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Non Cash Transactions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 0.0	$ 13.4	$ 13.4
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	497.9	58.5	58.5
Parent Company | Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	0.0	13.4	13.4
Parent Company | Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 497.9	$ 58.5	$ 58.5